Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction
Trade accounts payable to related parties	$ 934	$ 792
KOAS
Related Party Transaction
Trade accounts payable to related parties	552	381
KNOT and affiliates
Related Party Transaction
Trade accounts payable to related parties	$ 382	$ 411